INCOME TAXES (Details - Expense reconciliation) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ (50)	$ 5	$ (15)
(Reduction) increase resulting from
Increase decrease in tax assets not recognised	(15)	(9)	(15)
Deemed profit method difference in Brazil	1	(11)	10
Differences between statutory rate and future tax rate	(38)	54	68
Income or losses recorded not taxable to Brookfield Renewable	14	14	14
Other	0	0	(2)
Total Income Tax recovery (expense)	$ (88)	$ 53	$ 60
Effective income tax rate	63.31%	384.03%